Off-Balance Sheet Commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	€ 2,427	€ 1,452	€ 1,507
Irrevocable purchase commitments given	6,549
Irrevocable purchase commitments received	(175)
Research and development license agrrements - commitments related to R and D and other commitments	954	951
Research and development license agrrements - potential milestone payments	3,241	1,907
Joint ventures [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	95
Irrevocable purchase commitments given	€ 1,194
Suppliers [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Irrevocable purchase commitments given		5,500
Irrevocable purchase commitments received		€ (181)